Convertible Note - Related Party (Details Narrative)	12 Months Ended
Aug. 31, 2017 USD ($) shares
Debt Disclosure [Abstract]
Common Shares Issued relation to conversion options | shares	400,000
Reduction of Related Party Convertible Debt	$ 54,000
Reclassified Related Party Convertible Notes Balance	116,000
Accrued Interest	$ 35,184